Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Revenues
Revenues - third parties	$ 5,203,859	$ 4,841,082
Revenues - related companies	20,418	23,217
Total Revenues	5,224,277	4,864,299
Cost of Revenues
Cost of revenues - third parties	4,674,314	4,323,548
Cost of revenues - related companies	299,968	329,725
Total Cost of Revenues	4,974,282	4,653,273
Gross Profit	249,995	211,026
OPERATING EXPENSES:
Selling and Distribution	163,209	150,646
General and Administrative	27,040	21,174
Amortization of intangible assets	2,947	1,130
Loss on sale of vessels, net	13,277	3,817
Vessel impairment charge	4,062	0
Total operating expenses	210,535	176,767
Operating income	39,460	34,259
OTHER INCOME/(EXPENSE):
Interest and finance costs	(25,164)	(19,774)
Interest income	62	41
Gain on sale of subsidiary	0	4,174
Foreign exchange gains/ (losses), net	(3,245)	753
Total other expenses, net	(28,347)	(14,806)
Income before provision for income taxes	11,113	19,453
Income taxes	(973)	555
Net income	10,140	20,008
Net (loss)/ income attributable to non-controlling interest	66	(43)
Net income attributable to AMPNI shareholders	$ 10,074	$ 20,051
Basic earnings per common share	$ 0.21	$ 0.43
Diluted earnings per common share	$ 0.21	$ 0.43
Weighted average number of shares, basic	46,249,949	45,674,479
Weighted average number of shares, diluted	46,249,949	45,674,479